Employee share scheme reserve - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee share scheme reserve
Employee share-based compensation reserve balance	$ 507,677	$ 773,666	$ 36,929,523
Share Based Payment Charge	285,651		33,611,231
Options exercised	$ 653,455	0	$ 0
Reversal Of Share Based Payment Charge		$ 36,155,857